Retirement Plans and Postretirement Costs (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jul. 01, 2012
Significant effect of health care trend on the postretirement benefit
Effect on total of service and interest cost components in fiscal 2012, 1% Increase	$ 4
Effect on total of service and interest cost components in fiscal 2012, 1% Decrease	(4)
Effect on postretirement benefit obligation as of July 1, 2012, 1% Increase	85
Effect on postretirement benefit obligation as of July 1, 2012, 1% Decrease	$ 83